Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	FOCUS UNIVERSAL INC.
Entity Central Index Key	0001590418
Document Type	S-1/A
Amendment Description	S1-A3 amendment
Amendment Flag	true
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Incorporation State	NV